UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2019

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Investor Class, Service Class and Class L)
Annual Report
December 31, 2019
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2020 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West SecureFoundation Lifetime 2020 Fund (Investor Class shares) returned 16.92%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.26% (composite benchmark return was 18.18%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

30,000
25,000
20,000
15,000
10,000
5,000
1/31/2011
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index**	Wilshire 5000 Index	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,939.00	10,040.00	9,961.00	10,755.00
2012	11,066.08	11,213.14	11,560.74	11,207.79
2013	12,662.09	12,928.72	15,382.85	10,980.97
2014	13,389.85	13,743.30	17,338.28	11,636.06
2015	13,315.06	13,736.16	17,453.73	11,700.06
2016	14,305.70	14,836.43	19,787.29	12,009.81
2017	16,118.23	16,820.77	23,940.60	12,435.18
2018	15,275.25	16,003.53	22,679.94	12,436.60
2019	17,859.82	18,912.43	29,715.04	13,520.66

*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	16.92%	5.93%	6.72%
Service Class	16.85%	5.83%	6.62%
Class L	16.66%	5.67%	6.49%
(a) Investor Class, Service Class, and Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.86%
Large Cap Equity	21.52
International Equity	19.61
Mid Cap Equity	9.21
Fixed Interest Contract	8.13
Small Cap Equity	5.67
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Investor Class
Actual	$1,000.00	$1,055.00	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$3.09
Service Class
Actual	$1,000.00	$1,054.40	$3.66
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.61
Class L
Actual	$1,000.00	$1,053.70	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares, 0.70% for the Service Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 186 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West SecureFoundation Lifetime 2025 Fund (Investor Class shares) returned 16.95%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.23% (composite benchmark return was 18.18%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Investor Class	16.95%	5.92%	7.21%
Service Class	16.88%	5.83%	7.12%
Class L	16.71%	5.65%	6.50%
(a) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	35.83%
Large Cap Equity	21.51
International Equity	19.67
Mid Cap Equity	9.20
Fixed Interest Contract	8.12
Small Cap Equity	5.67
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Investor Class
Actual	$1,000.00	$1,055.20	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$3.09
Service Class
Actual	$1,000.00	$1,055.10	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.61
Class L
Actual	$1,000.00	$1,053.10	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares, 0.70% for the Service Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 186 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West SecureFoundation Lifetime 2030 Fund (Investor Class shares) returned 17.58%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.18% (composite benchmark return was 18.76%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

30,000
25,000
20,000
15,000
10,000
5,000
1/31/2011
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index**	Wilshire 5000 Index	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,624.00	9,731.30	9,961.00	10,755.00
2012	10,923.24	11,087.28	11,560.74	11,207.79
2013	13,065.48	13,367.60	15,382.85	10,980.97
2014	13,792.11	14,214.69	17,338.28	11,636.06
2015	13,647.56	14,149.76	17,453.73	11,700.06
2016	14,781.67	15,407.67	19,787.29	12,009.81
2017	16,898.41	17,717.74	23,940.60	12,435.18
2018	15,958.85	16,805.22	22,679.94	12,436.60
2019	18,764.42	19,958.07	29,715.04	13,520.66

*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	17.58%	6.35%	7.31%
Service Class	17.41%	6.25%	7.22%
Class L	17.32%	6.11%	7.13%
(a) Investor Class, Service Class, and Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	34.46%
Large Cap Equity	22.14
International Equity	20.55
Mid Cap Equity	9.46
Fixed Interest Contract	7.47
Small Cap Equity	5.92
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Investor Class
Actual	$1,000.00	$1,055.80	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$3.09
Service Class
Actual	$1,000.00	$1,055.50	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.61
Class L
Actual	$1,000.00	$1,054.40	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.50	$4.07
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Investor Class shares, 0.70% for the Service Class shares and 0.79% for the Class L shares, multiplied by the average account value over the period, multiplied by 186 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West SecureFoundation Lifetime 2035 Fund (Investor Class shares) returned 19.67%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.20% (composite benchmark return was 20.87%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Investor Class	19.67%	7.01%	8.38%
Service Class	19.53%	6.90%	8.29%
Class L	19.59%	6.90%	7.78%
(a) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
Large Cap Equity	25.88%
Bond	25.58
International Equity	25.55
Mid Cap Equity	11.08
Small Cap Equity	7.53
Fixed Interest Contract	4.38
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Investor Class
Actual	$1,000.00	$1,062.60	$3.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$3.19
Service Class
Actual	$1,000.00	$1,062.30	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.71
Class L
Actual	$1,000.00	$1,062.80	$3.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.50
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares, 0.72% for the Service Class shares and 0.68% for the Class L shares, multiplied by the average account value over the period, multiplied by 186 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.18%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West SecureFoundation Lifetime 2040 Fund (Investor Class shares) returned 21.62%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 1.05% (composite benchmark return was 22.67%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

30,000
25,000
20,000
15,000
10,000
5,000
1/31/2011
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index**	Wilshire 5000 Index	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,460.00	9,568.07	9,961.00	10,755.00
2012	10,905.49	11,066.25	11,560.74	11,207.79
2013	13,477.34	13,802.25	15,382.85	10,980.97
2014	14,153.96	14,622.62	17,338.28	11,636.06
2015	13,907.87	14,464.34	17,453.73	11,700.06
2016	15,307.00	16,010.58	19,787.29	12,009.81
2017	18,154.10	19,088.39	23,940.60	12,435.18
2018	16,727.19	17,647.02	22,679.94	12,436.60
2019	20,343.61	21,647.11	29,715.04	13,520.66

*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	21.62%	7.52%	8.29%
Service Class	21.40%	7.40%	8.18%
Class L	21.45%	7.47%	8.27%
(a) Investor Class, Service Class, and Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	30.68%
Large Cap Equity	28.98
Bond	16.71
Mid Cap Equity	12.37
Small Cap Equity	9.09
Fixed Interest Contract	2.17
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Investor Class
Actual	$1,000.00	$1,070.30	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$3.25
Service Class
Actual	$1,000.00	$1,069.50	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.76
Class L
Actual	$1,000.00	$1,069.30	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.35
* Expenses are equal to the Fund's annualized expense ratio of 0.63% for the Investor Class shares, 0.73% for the Service Class shares and 0.65% for the Class L shares, multiplied by the average account value over the period, multiplied by 186 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.19%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West SecureFoundation Lifetime 2045 Fund (Investor Class shares) returned 22.76%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.95% (composite benchmark return was 23.71%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Investor Class	22.76%	7.73%	8.81%
Service Class	22.66%	7.64%	8.71%
Class L	22.77%	7.66%	8.32%
(a) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.35%
Large Cap Equity	30.48
Mid Cap Equity	13.02
Bond	10.84
Small Cap Equity	10.31
Fixed Interest Contract	1.00
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Investor Class
Actual	$1,000.00	$1,074.30	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.30
Service Class
Actual	$1,000.00	$1,074.00	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.81
Class L
Actual	$1,000.00	$1,075.10	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.30
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class shares, 0.74% for the Service Class shares and 0.64% for the Class L shares, multiplied by the average account value over the period, multiplied by 186 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
2050 Fund (Investor Class shares) returned 23.08%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.93% (composite benchmark return was 24.01%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

30,000
25,000
20,000
15,000
10,000
5,000
1/31/2011
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
12/31/2018
12/31/2019
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index**	Wilshire 5000 Index	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2011*	9,393.00	9,500.71	9,961.00	10,755.00
2012	10,864.88	11,020.77	11,560.74	11,207.79
2013	13,417.09	13,736.81	15,382.85	10,980.97
2014	14,025.97	14,481.76	17,338.28	11,636.06
2015	13,729.43	14,270.95	17,453.73	11,700.06
2016	15,171.02	15,862.16	19,787.29	12,009.81
2017	18,226.46	19,147.74	23,940.60	12,435.18
2018	16,576.96	17,492.96	22,679.94	12,436.60
2019	20,402.93	21,693.77	29,715.04	13,520.66

*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Since Inception(a)
Investor Class	23.08%	7.78%	8.33%
Service Class	22.84%	7.67%	8.21%
Class L	22.92%	7.66%	8.26%
(a) Investor Class, Service Class, and Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	36.45%
Large Cap Equity	30.44
Mid Cap Equity	13.00
Small Cap Equity	11.05
Bond	8.52
Fixed Interest Contract	0.54
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Investor Class
Actual	$1,000.00	$1,076.30	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.30
Service Class
Actual	$1,000.00	$1,075.40	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.81
Class L
Actual	$1,000.00	$1,075.10	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.66
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class shares, 0.74% for the Service Class shares and 0.71% for the Class L shares, multiplied by the average account value over the period, multiplied by 186 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the twelve-month period ended December 31, 2019, the Great-West SecureFoundation Lifetime 2055 Fund (Investor Class shares) returned 23.05%, relative to a 31.02% return for the Wilshire 5000 Index and an 8.72% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.95% (composite benchmark return was 24.00%). The underperformance was driven primarily by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Investor Class	23.05%	7.74%	8.65%
Service Class	22.98%	7.65%	8.55%
Class L	22.91%	7.68%	8.19%
(a) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	37.80%
Large Cap Equity	29.64
Mid Cap Equity	12.67
Small Cap Equity	11.53
Bond	7.86
Fixed Interest Contract	0.50
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Investor Class
Actual	$1,000.00	$1,076.20	$3.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.30
Service Class
Actual	$1,000.00	$1,075.50	$3.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.81
Class L
Actual	$1,000.00	$1,074.90	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.81
* Expenses are equal to the Fund's annualized expense ratio of 0.64% for the Investor Class shares, 0.74% for the Service Class shares and 0.65% for the Class L shares, multiplied by the average account value over the period, multiplied by 186 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.20%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Securefoundation® Lifetime 2060 Fund
Management Discussion
After enduring a significant sell-off during the last few months of 2018, the U.S. equity market turned on a dime and rallied hard throughout virtually all of 2019, ultimately finishing the year very near to new all-time highs. Of course, at least part of 2019’s rapid reversal can be traced back to the Federal Reserve’s (“Fed”) own quick pivot, with Fed Chairman Jerome Powell U-turning from the “policy normalization” and rate hikes that characterized 2018, to rate-cutting and full-on easing mode in a series of re-directs that took Fed policy in a completely different direction during 2019. Other global central banks turned more accommodative, too, allowing equity markets outside the U.S. to recover from 2018’s losses as they rallied alongside domestic (U.S.) markets.
In some ways, the market’s quick climb higher in 2019 was merely a continuation of the 10-year bull market that has lifted stocks more than 400% from the depths of the Great Recession and financial crisis of 2008-09. For example, the market’s seemingly insatiable appetite for growth at the expense of value and it’s preference for large-caps over small – preferences that have been in evidence more or less throughout the market’s decade-long advance – picked up right where they left off when markets began to recover at the beginning of 2019. These factors influenced the performance of the Funds given their tendency to place a slightly greater emphasis on smaller-capitalization and value-oriented equities.
Bonds markets also performed well last year, with the Bloomberg Barclays U.S. Aggregate Bond Index returning 8.72%. While returns were positive across the maturity spectrum, longer-term bonds performed particularly well as investors proved more than willing to extend their investment horizons further and further out in an effort to capture yield. That is, of course, one way to deal with an investment landscape that features literally trillions of dollars of negative-yielding debt (and where earning a competitive return has –unsurprisingly – become increasingly difficult to do.) Corporate bonds fared well, too, as optimism regarding the economic backdrop allowed investors to take a more constructive view of the risks facing corporate borrowers.
It’s somewhat unusual for stocks and bonds to move in lock-step – at least to the extent that they did in 2019. (This is, after all, why our asset allocation framework considers both stocks and bonds to be crucial components of a well-diversified portfolio in all but the most aggressive of strategies.) We think this temporary synchronization of asset class returns is a reflection of the unusual economic backdrop, which features not only a very accommodative monetary environment but also a healthy dose of economic optimism. We’re certain that asset class correlations will return to normal as the backdrop itself begins to look a little more normal.
Looking ahead into 2020, geopolitical risks remain front-and-center, even as last year’s most prominent risks seem to be fading further and further into the background. But while new concerns have stepped in to keep the world on edge, very little has changed with regard to the fundamental environment. We are still faced with a U.S. economy that is growing moderately, even if it isn’t quite sure which direction it wants to go. This “which-way-do-we-go” environment is only compounded by a political establishment that seems perfectly willing to produce surprises in either direction.
There are certainly reasons to be optimistic, particularly the almost supernatural durability of the U.S. labor market and the (almost) unwavering willingness of the U.S. consumer to spend. Moreover, the U.S. housing market has recently shown signs of finally stepping up to realize its full potential amid a powerful combination of rising incomes, plentiful jobs, falling mortgage rates (and – for the first time in a while –

a deceleration, however reluctant, of home price acceleration.) That’s important, because housing carries a strong multiplier effect that makes it one of the most powerful avenues for the U.S. consumer to continue to “spend the economy forward.” That ability could become even more significant if other forms of consumer spending begin to slow as 2020 wears on.
But real risks remain. By at least one measure, the U.S. manufacturing sector remains mired in contraction, and while the goods-producing sector represents a much smaller share of economic activity than in the past, it remains crucial as a driver of economic growth. Even more uncertain is the 2020 election cycle. In our view, elections rarely influence markets in a lasting way – at least not in a way that can be easily predicted or capitalized on. However, we think 2020 may prove to be uniquely impactful given the highly polarized nature of the political environment and the perceived implications that can have for the economy at large. Regardless, we remain steadfast in our view that maintaining a disciplined and thoughtful investment process that diversifies assets across multiple asset classes is by far the wisest course of action in this – or any other – environment.
For the since-inception period ended December 31, 2019, the Great-West SecureFoundation Lifetime 2060 Fund (Investor Class shares) returned 8.32%, relative to an 11.21% return for the Wilshire 5000 Index, a 5.55% return for the Bloomberg Barclays U.S. Aggregate Bond Index and an 8.41% return for the composite benchmark index.
The views and opinions in this report were current as of December 31, 2019 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from May 1, 2019 (inception) through December 31, 2019.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.
Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2019 (unaudited)
Since Inception(a)
Investor Class	8.32%
Service Class	8.30%
Class L	8.12%
(a) Investor Class, Service Class, and Class L inception date was May 1, 2019.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2019 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	39.17%
Large Cap Equity	28.77
Mid Cap Equity	12.23
Small Cap Equity	11.89
Bond	7.47
Fixed Interest Contract	0.47
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 29, 2019 to December 31, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(06/29/19)	(12/31/19)	(06/29/19–12/31/19)
Investor Class
Actual	$1,000.00	$1,077.70	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.50
Service Class
Actual	$1,000.00	$1,077.50	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.55
Class L
Actual	$1,000.00	$1,075.80	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.33
* Expenses are equal to the Fund's annualized expense ratio of 0.68% for the Investor Class shares, 0.69% for the Service Class shares and 0.84% for the Class L shares, multiplied by the average account value over the period, multiplied by 186 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests, (0.22%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
1,907,714	Great-West Bond Index Fund Institutional Class(a)	$19,019,904

TOTAL BOND MUTUAL FUNDS — 35.87% (Cost $18,732,919)		$19,019,904
EQUITY MUTUAL FUNDS
771,148	Great-West International Index Fund Institutional Class(a)	7,834,868
1,174,377	Great-West S&P 500® Index Fund Institutional Class(a)	11,414,951
547,663	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,885,152
379,447	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,009,012
210,553	Northern Emerging Markets Equity Index Fund	2,564,533

TOTAL EQUITY MUTUAL FUNDS — 56.04% (Cost $29,470,174)		$29,708,516
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,309,000 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,309,000

TOTAL FIXED INTEREST CONTRACT — 8.13% (Cost $4,309,000)		$ 4,309,000
TOTAL INVESTMENTS — 100.04% (Cost $52,512,093)		$53,037,420
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (21,156)
TOTAL NET ASSETS — 100.00%		$53,016,264

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
2,123,057	Great-West Bond Index Fund Institutional Class(a)	$21,166,875

TOTAL BOND MUTUAL FUNDS — 35.85% (Cost $20,586,497)		$21,166,875
EQUITY MUTUAL FUNDS
858,268	Great-West International Index Fund Institutional Class(a)	8,719,999
1,307,020	Great-West S&P 500® Index Fund Institutional Class(a)	12,704,237
609,219	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,434,235
422,442	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,349,966
238,136	Northern Emerging Markets Equity Index Fund	2,900,497

TOTAL EQUITY MUTUAL FUNDS — 56.07% (Cost $33,795,968)		$33,108,934
Account Balance		Fair Value
FIXED INTEREST CONTRACT
4,794,908 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 4,794,908

TOTAL FIXED INTEREST CONTRACT — 8.12% (Cost $4,794,908)		$ 4,794,908
TOTAL INVESTMENTS — 100.04% (Cost $59,177,373)		$59,070,717
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (25,176)
TOTAL NET ASSETS — 100.00%		$59,045,541

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
2,898,529	Great-West Bond Index Fund Institutional Class(a)	$28,898,330

TOTAL BOND MUTUAL FUNDS — 34.47% (Cost $28,426,864)		$28,898,330
EQUITY MUTUAL FUNDS
1,266,820	Great-West International Index Fund Institutional Class(a)	12,870,895
1,910,488	Great-West S&P 500® Index Fund Institutional Class(a)	18,569,942
889,712	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,936,227
626,357	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,967,011
357,598	Northern Emerging Markets Equity Index Fund	4,355,546

TOTAL EQUITY MUTUAL FUNDS — 58.09% (Cost $48,160,288)		$48,699,621
Account Balance		Fair Value
FIXED INTEREST CONTRACT
6,265,300 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 6,265,300

TOTAL FIXED INTEREST CONTRACT — 7.48% (Cost $6,265,300)		$ 6,265,300
TOTAL INVESTMENTS — 100.04% (Cost $82,852,452)		$83,863,251
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (32,095)
TOTAL NET ASSETS — 100.00%		$83,831,156

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
1,411,334	Great-West Bond Index Fund Institutional Class(a)	$14,070,997

TOTAL BOND MUTUAL FUNDS — 25.59% (Cost $13,748,276)		$14,070,997
EQUITY MUTUAL FUNDS
1,025,235	Great-West International Index Fund Institutional Class(a)	10,416,387
1,464,445	Great-West S&P 500® Index Fund Institutional Class(a)	14,234,409
683,255	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	6,094,632
522,356	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,142,287
298,345	Northern Emerging Markets Equity Index Fund	3,633,841

TOTAL EQUITY MUTUAL FUNDS — 70.06% (Cost $38,416,218)		$38,521,556
Account Balance		Fair Value
FIXED INTEREST CONTRACT
2,411,317 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 2,411,317

TOTAL FIXED INTEREST CONTRACT — 4.39% (Cost $2,411,317)		$ 2,411,317
TOTAL INVESTMENTS — 100.04% (Cost $54,575,811)		$55,003,870
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (22,170)
TOTAL NET ASSETS — 100.00%		$54,981,700

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
1,152,598	Great-West Bond Index Fund Institutional Class(a)	$11,491,403

TOTAL BOND MUTUAL FUNDS — 16.72% (Cost $11,288,337)		$11,491,403
EQUITY MUTUAL FUNDS
1,511,192	Great-West International Index Fund Institutional Class(a)	15,353,703
2,050,395	Great-West S&P 500® Index Fund Institutional Class(a)	19,929,841
953,638	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,506,451
788,045	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	6,249,199
471,408	Northern Emerging Markets Equity Index Fund	5,741,746

TOTAL EQUITY MUTUAL FUNDS — 81.15% (Cost $55,336,985)		$55,780,940
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,492,076 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,492,076

TOTAL FIXED INTEREST CONTRACT — 2.17% (Cost $1,492,076)		$ 1,492,076
TOTAL INVESTMENTS — 100.04% (Cost $68,117,398)		$68,764,419
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (26,690)
TOTAL NET ASSETS — 100.00%		$68,737,729

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
317,362	Great-West Bond Index Fund Institutional Class(a)	$ 3,164,096

TOTAL BOND MUTUAL FUNDS — 10.84% (Cost $3,083,954)		$ 3,164,096
EQUITY MUTUAL FUNDS
710,709	Great-West International Index Fund Institutional Class(a)	7,220,799
915,404	Great-West S&P 500® Index Fund Institutional Class(a)	8,897,725
426,179	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,801,521
379,430	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,008,883
230,591	Northern Emerging Markets Equity Index Fund	2,808,596

TOTAL EQUITY MUTUAL FUNDS — 88.20% (Cost $25,958,889)		$25,737,524
Account Balance		Fair Value
FIXED INTEREST CONTRACT
290,733 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 290,733

TOTAL FIXED INTEREST CONTRACT — 1.00% (Cost $290,733)		$ 290,733
TOTAL INVESTMENTS — 100.04% (Cost $29,333,576)		$29,192,353
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (11,942)
TOTAL NET ASSETS — 100.00%		$29,180,411

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
196,177	Great-West Bond Index Fund Institutional Class(a)	$ 1,955,884

TOTAL BOND MUTUAL FUNDS — 8.52% (Cost $1,908,584)		$ 1,955,884
EQUITY MUTUAL FUNDS
586,465	Great-West International Index Fund Institutional Class(a)	5,958,491
719,038	Great-West S&P 500® Index Fund Institutional Class(a)	6,989,051
334,592	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,984,558
319,812	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,536,111
197,770	Northern Emerging Markets Equity Index Fund	2,408,837

TOTAL EQUITY MUTUAL FUNDS — 90.98% (Cost $20,906,554)		$20,877,048
Account Balance		Fair Value
FIXED INTEREST CONTRACT
123,461 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 123,461

TOTAL FIXED INTEREST CONTRACT — 0.54% (Cost $123,461)		$ 123,461
TOTAL INVESTMENTS — 100.04% (Cost $22,938,599)		$22,956,393
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (9,006)
TOTAL NET ASSETS — 100.00%		$22,947,387

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
96,869	Great-West Bond Index Fund Institutional Class(a)	$ 965,788

TOTAL BOND MUTUAL FUNDS — 7.87% (Cost $939,150)		$ 965,788
EQUITY MUTUAL FUNDS
321,211	Great-West International Index Fund Institutional Class(a)	3,263,499
374,544	Great-West S&P 500® Index Fund Institutional Class(a)	3,640,563
174,369	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,555,373
178,532	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,415,762
113,175	Northern Emerging Markets Equity Index Fund	1,378,475

TOTAL EQUITY MUTUAL FUNDS — 91.67% (Cost $11,478,978)		$11,253,672
Account Balance		Fair Value
FIXED INTEREST CONTRACT
61,150 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 61,150

TOTAL FIXED INTEREST CONTRACT — 0.50% (Cost $61,150)		$ 61,150
TOTAL INVESTMENTS — 100.04% (Cost $12,479,278)		$12,280,610
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (4,874)
TOTAL NET ASSETS — 100.00%		$12,275,736

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Schedule of Investments
As of December 31, 2019
Shares		Fair Value
BOND MUTUAL FUNDS
251	Great-West Bond Index Fund Institutional Class(a)	$ 2,500

TOTAL BOND MUTUAL FUNDS — 7.47% (Cost $2,485)		$ 2,500
EQUITY MUTUAL FUNDS
892	Great-West International Index Fund Institutional Class(a)	9,060
990	Great-West S&P 500® Index Fund Institutional Class(a)	9,630
459	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,094
502	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,982
333	Northern Emerging Markets Equity Index Fund	4,054

TOTAL EQUITY MUTUAL FUNDS — 92.10% (Cost $30,747)		$30,820
Account Balance		Fair Value
FIXED INTEREST CONTRACT
156 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 156

TOTAL FIXED INTEREST CONTRACT — 0.47% (Cost $156)		$ 156
TOTAL INVESTMENTS — 100.04% (Cost $33,388)		$33,476
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (13)
TOTAL NET ASSETS — 100.00%		$33,463

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
ASSETS:
Investments at fair value, affiliated(a)	$50,472,887	$56,170,220	$79,507,705
Investments at fair value, unaffiliated(b)	2,564,533	2,900,497	4,355,546
Subscriptions receivable	25,387	28,422	67,078
Receivable for investments sold	108,425	453,700	14,095
Total Assets	53,171,232	59,552,839	83,944,424
LIABILITIES:
Payable for distribution fees	1,176	2,633	744
Payable for investments purchased	-	8,770	26,818
Payable for shareholder services fees	16,246	18,330	25,385
Payable to investment adviser	3,734	4,213	5,966
Redemptions payable	133,812	473,352	54,355
Total Liabilities	154,968	507,298	113,268
NET ASSETS	$53,016,264	$59,045,541	$83,831,156
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$453,699	$551,502	$683,902
Paid-in capital in excess of par	51,109,768	57,368,548	80,499,284
Undistributed/accumulated earnings	1,452,797	1,125,491	2,647,970
NET ASSETS	$53,016,264	$59,045,541	$83,831,156
NET ASSETS BY CLASS
Investor Class	$43,140,714	$33,487,479	$74,921,149
Service Class	$7,444,663	$22,522,099	$8,821,251
Class L	$2,430,887	$3,035,963	$88,756
CAPITAL STOCK:
Authorized
Investor Class	15,000,000	30,000,000	20,000,000
Service Class	5,000,000	30,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	3,696,336	3,123,282	6,116,370
Service Class	634,678	2,062,854	715,530
Class L	205,975	328,884	7,117
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.67	$10.72	$12.25
Service Class	$11.73	$10.92	$12.33
Class L	$11.80	$9.23	$12.47
(a) Cost of investments, affiliated	$50,179,164	$56,406,560	$78,909,777
(b) Cost of investments, unaffiliated	$2,332,929	$2,770,813	$3,942,675
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
ASSETS:
Investments at fair value, affiliated(a)	$51,370,029	$63,022,673	$26,383,757
Investments at fair value, unaffiliated(b)	3,633,841	5,741,746	2,808,596
Subscriptions receivable	40,091	43,509	30,540
Receivable for investments sold	69,400	18,338	24,282
Total Assets	55,113,361	68,826,266	29,247,175
LIABILITIES:
Payable for distribution fees	1,186	399	771
Payable for investments purchased	28,051	13,318	20,106
Payable for shareholder services fees	16,709	20,746	8,794
Payable to investment adviser	4,275	5,545	2,377
Redemptions payable	81,440	48,529	34,716
Total Liabilities	131,661	88,537	66,764
NET ASSETS	$54,981,700	$68,737,729	$29,180,411
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$477,036	$556,171	$253,100
Paid-in capital in excess of par	52,742,026	65,572,763	27,694,860
Undistributed/accumulated earnings	1,762,638	2,608,795	1,232,451
NET ASSETS	$54,981,700	$68,737,729	$29,180,411
NET ASSETS BY CLASS
Investor Class	$41,090,058	$63,997,585	$19,952,711
Service Class	$13,860,349	$4,714,764	$9,202,220
Class L	$31,293	$25,380	$25,480
CAPITAL STOCK:
Authorized
Investor Class	30,000,000	15,000,000	10,000,000
Service Class	10,000,000	5,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	3,580,879	5,179,793	1,724,325
Service Class	1,186,266	379,882	804,022
Class L	3,213	2,034	2,655
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.47	$12.36	$11.57
Service Class	$11.68	$12.41	$11.45
Class L	$9.74	$12.48	$9.60
(a) Cost of investments, affiliated	$51,208,076	$63,032,863	$26,677,839
(b) Cost of investments, unaffiliated	$3,367,735	$5,084,535	$2,655,737
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2019
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$20,547,556	$10,902,135	$29,422
Investments at fair value, unaffiliated(b)	2,408,837	1,378,475	4,054
Subscriptions receivable	25,296	33,190	-
Receivable for investments sold	125,414	54,333	-
Total Assets	23,107,103	12,368,133	33,476
LIABILITIES:
Payable for distribution fees	178	232	-
Payable for investments purchased	19,166	27,608	-
Payable for shareholder services fees	6,957	3,671	10
Payable to investment adviser	1,871	971	3
Redemptions payable	131,544	59,915	-
Total Liabilities	159,716	92,397	13
NET ASSETS	$22,947,387	$12,275,736	$33,463
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$184,323	$101,473	$316
Paid-in capital in excess of par	21,973,214	11,955,379	33,291
Undistributed/accumulated earnings (deficit)	789,850	218,884	(144)
NET ASSETS	$22,947,387	$12,275,736	$33,463
NET ASSETS BY CLASS
Investor Class	$21,003,856	$9,576,061	$11,303
Service Class	$1,910,129	$2,674,455	$10,834
Class L	$33,402	$25,220	$11,326
CAPITAL STOCK:
Authorized
Investor Class	5,000,000	10,000,000	10,000,000
Service Class	5,000,000	10,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,687,540	792,617	1,069
Service Class	153,021	219,593	1,025
Class L	2,670	2,519	1,065
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.45	$12.08	$10.57
Service Class	$12.48	$12.18	$10.57
Class L	$12.51	$10.01	$10.63
(a) Cost of investments, affiliated	$20,678,542	$11,135,648	$29,455
(b) Cost of investments, unaffiliated	$2,260,057	$1,343,630	$3,933
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund	Great-West SecureFoundation® Lifetime 2030 Fund
INVESTMENT INCOME:
Interest, affiliated	$61,771	$73,269	$81,167
Dividends, affiliated	1,263,690	1,451,130	1,959,389
Dividends, unaffiliated	84,068	91,632	136,767
Total Income	1,409,529	1,616,031	2,177,323
EXPENSES:
Management fees	61,734	73,198	94,232
Shareholder services fees – Investor Class	145,567	113,134	246,190
Shareholder services fees – Service Class	26,394	91,737	28,350
Shareholder services fees – Class L	8,096	8,622	305
Distribution fees – Service Class	7,541	26,196	8,102
Distribution fees – Class L	5,786	6,164	205
Total Expenses	255,118	319,051	377,384
Less amount waived by distributor - Class L	-	-	40
Less management fees waived	20,202	23,966	28,517
Net Expenses	234,916	295,085	348,827
NET INVESTMENT INCOME	1,174,613	1,320,946	1,828,496
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	156,323	349,019	(327,384)
Net realized gain on investments, unaffiliated	96,821	163,256	231,253
Realized gain distributions received, affiliated	1,712,774	1,920,761	2,783,475
Net Realized Gain	1,965,918	2,433,036	2,687,344
Net change in unrealized appreciation on investments, affiliated	4,652,172	5,538,431	7,805,737
Net change in unrealized appreciation on investments, unaffiliated	256,620	259,002	353,000
Net Change in Unrealized Appreciation	4,908,792	5,797,433	8,158,737
Net Realized and Unrealized Gain	6,874,710	8,230,469	10,846,081
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,049,323	$9,551,415	$12,674,577
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund	Great-West SecureFoundation® Lifetime 2045 Fund
INVESTMENT INCOME:
Interest, affiliated	$31,424	$18,313	$3,609
Dividends, affiliated	1,321,482	1,627,111	690,782
Dividends, unaffiliated	117,219	179,972	87,882
Total Income	1,470,125	1,825,396	782,273
EXPENSES:
Management fees	63,281	75,276	32,204
Shareholder services fees – Investor Class	131,836	203,152	62,195
Shareholder services fees – Service Class	52,631	16,322	31,656
Shareholder services fees – Class L	102	82	82
Distribution fees – Service Class	15,031	4,663	9,042
Distribution fees – Class L	73	59	60
Total Expenses	262,954	299,554	135,239
Less amount waived by distributor - Class L	55	57	60
Less management fees waived	15,550	16,203	6,724
Net Expenses	247,349	283,294	128,455
NET INVESTMENT INCOME	1,222,776	1,542,102	653,818
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(156,781)	(266,836)	(60,641)
Net realized gain on investments, unaffiliated	162,398	136,925	110,507
Realized gain distributions received, affiliated	2,168,839	3,063,327	1,384,882
Net Realized Gain	2,174,456	2,933,416	1,434,748
Net change in unrealized appreciation on investments, affiliated	5,707,276	7,019,329	3,161,362
Net change in unrealized appreciation on investments, unaffiliated	327,449	565,385	247,168
Net Change in Unrealized Appreciation	6,034,725	7,584,714	3,408,530
Net Realized and Unrealized Gain	8,209,181	10,518,130	4,843,278
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,431,957	$12,060,232	$5,497,096
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2019
	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund	Great-West SecureFoundation® Lifetime 2060 Fund(a)
INVESTMENT INCOME:
Interest, affiliated	$1,627	$761	$2
Dividends, affiliated	539,791	279,277	754
Dividends, unaffiliated	76,820	43,124	126
Total Income	618,238	323,162	882
EXPENSES:
Management fees	24,718	12,458	38
Shareholder services fees – Investor Class	64,608	26,910	24
Shareholder services fees – Service Class	7,380	9,345	24
Shareholder services fees – Class L	108	81	64
Distribution fees – Service Class	2,109	2,670	7
Distribution fees – Class L	77	58	46
Total Expenses	99,000	51,522	203
Less amount waived by distributor - Service Class	-	-	7
Less amount waived by distributor - Class L	57	56	17
Less management fees waived	5,315	2,840	2
Net Expenses	93,628	48,626	177
NET INVESTMENT INCOME	524,610	274,536	705
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(34,476)	(22,879)	(1,141)
Net realized gain (loss) on investments, unaffiliated	68,071	43,779	(649)
Realized gain distributions received, affiliated	1,108,758	580,115	1,558
Net Realized Gain (Loss)	1,142,353	601,015	(232)
Net change in unrealized appreciation (depreciation) on investments, affiliated	2,291,319	1,118,678	(33)
Net change in unrealized appreciation on investments, unaffiliated	218,641	112,340	121
Net Change in Unrealized Appreciation	2,509,960	1,231,018	88
Net Realized and Unrealized Gain (Loss)	3,652,313	1,832,033	(144)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,176,923	$2,106,569	$561
(a)Fund commenced operations on May 2, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Lifetime 2020 Fund	2019	2018
OPERATIONS:
Net investment income	$1,174,613	$1,169,166
Net realized gain	1,965,918	4,882,082
Net change in unrealized appreciation (depreciation)	4,908,792	(8,127,781)
Net Increase (Decrease) in Net Assets Resulting from Operations	8,049,323	(2,076,533)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,324,392)	(4,129,921)
Service Class	(563,476)	(813,066)
Class L	(187,686)	(191,713)
From Net Investment Income and Net Realized Gains	(4,075,554)	(5,134,700)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,743,154	5,671,854
Service Class	2,471,092	2,540,477
Class L	568,824	119,841
Shares issued in reinvestment of distributions
Investor Class	3,324,392	4,129,921
Service Class	563,476	813,066
Class L	187,686	191,713
Shares redeemed
Investor Class	(8,422,609)	(34,172,189)
Service Class	(3,782,230)	(4,192,250)
Class L	(374,407)	(113,755)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	279,378	(25,011,322)
Total Increase (Decrease) in Net Assets	4,253,147	(32,222,555)
NET ASSETS:
Beginning of year	48,763,117	80,985,672
End of year	$53,016,264	$48,763,117
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	493,478	452,985
Service Class	212,336	204,742
Class L	48,477	9,362
Shares issued in reinvestment of distributions
Investor Class	289,582	363,129
Service Class	48,875	70,914
Class L	16,210	16,690
Shares redeemed
Investor Class	(721,947)	(2,652,451)
Service Class	(323,286)	(333,478)
Class L	(31,734)	(9,041)
Net Increase (Decrease)	31,991	(1,877,148)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Lifetime 2025 Fund	2019	2018
OPERATIONS:
Net investment income	$1,320,946	$1,433,796
Net realized gain	2,433,036	6,087,607
Net change in unrealized appreciation (depreciation)	5,797,433	(10,524,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,551,415	(3,003,098)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,892,230)	(2,956,091)
Service Class	(2,050,014)	(3,039,703)
Class L	(287,326)	(267,291)
From Net Investment Income and Net Realized Gains	(5,229,570)	(6,263,085)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,947,990	10,519,526
Service Class	3,359,110	7,770,593
Class L	677,577	1,109,845
Shares issued in reinvestment of distributions
Investor Class	2,892,230	2,956,091
Service Class	2,050,014	3,039,703
Class L	287,326	267,291
Shares redeemed
Investor Class	(7,098,325)	(18,360,717)
Service Class	(13,127,729)	(20,140,881)
Class L	(316,124)	(111,057)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,327,931)	(12,949,606)
Total Decrease in Net Assets	(1,006,086)	(22,215,789)
NET ASSETS:
Beginning of year	60,051,627	82,267,416
End of year	$59,045,541	$60,051,627
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	551,480	907,760
Service Class	307,628	659,218
Class L	70,366	105,494
Shares issued in reinvestment of distributions
Investor Class	272,752	282,049
Service Class	190,345	282,779
Class L	31,385	28,976
Shares redeemed
Investor Class	(656,513)	(1,541,948)
Service Class	(1,197,306)	(1,703,068)
Class L	(35,119)	(10,744)
Net Decrease	(464,982)	(989,484)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Lifetime 2030 Fund	2019	2018
OPERATIONS:
Net investment income	$1,828,496	$1,719,526
Net realized gain	2,687,344	7,993,279
Net change in unrealized appreciation (depreciation)	8,158,737	(12,938,523)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,674,577	(3,225,718)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(5,621,254)	(7,171,478)
Service Class	(630,423)	(910,132)
Class L	(6,653)	(8,483)
From Net Investment Income and Net Realized Gains	(6,258,330)	(8,090,093)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,896,701	9,661,703
Service Class	1,723,138	3,039,606
Class L	-	686,481
Shares issued in reinvestment of distributions
Investor Class	5,621,254	7,171,478
Service Class	630,423	910,132
Class L	6,653	8,483
Shares redeemed
Investor Class	(8,506,253)	(45,291,441)
Service Class	(2,282,921)	(3,346,359)
Class L	(5,000)	(696,637)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	4,083,995	(27,856,554)
Total Increase (Decrease) in Net Assets	10,500,242	(39,172,365)
NET ASSETS:
Beginning of year	73,330,914	112,503,279
End of year	$83,831,156	$73,330,914
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	566,341	734,025
Service Class	140,225	229,944
Class L	-	50,775
Shares issued in reinvestment of distributions
Investor Class	468,606	604,792
Service Class	52,282	75,986
Class L	546	704
Shares redeemed
Investor Class	(693,459)	(3,307,562)
Service Class	(187,268)	(255,034)
Class L	(416)	(50,775)
Net Increase (Decrease)	346,857	(1,917,145)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Lifetime 2035 Fund	2019	2018
OPERATIONS:
Net investment income	$1,222,776	$1,164,145
Net realized gain	2,174,456	6,622,508
Net change in unrealized appreciation (depreciation)	6,034,725	(10,840,777)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,431,957	(3,054,124)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(3,642,024)	(4,260,944)
Service Class	(1,264,922)	(2,171,284)
Class L	(3,253)	(3,864)
From Net Investment Income and Net Realized Gains	(4,910,199)	(6,436,092)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,749,075	7,104,696
Service Class	2,086,725	3,612,625
Class L	-	62,477
Shares issued in reinvestment of distributions
Investor Class	3,642,024	4,260,944
Service Class	1,264,922	2,171,284
Class L	3,253	3,864
Shares redeemed
Investor Class	(5,389,281)	(18,198,511)
Service Class	(7,088,657)	(10,169,433)
Class L	-	(64,019)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,268,061	(11,216,073)
Total Increase (Decrease) in Net Assets	5,789,819	(20,706,289)
NET ASSETS:
Beginning of year	49,191,881	69,898,170
End of year	$54,981,700	$49,191,881
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	588,399	558,373
Service Class	179,569	278,415
Class L	-	5,506
Shares issued in reinvestment of distributions
Investor Class	325,046	382,005
Service Class	111,187	190,098
Class L	341	398
Shares redeemed
Investor Class	(470,298)	(1,367,614)
Service Class	(607,384)	(781,700)
Class L	-	(5,505)
Net Increase (Decrease)	126,860	(740,024)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Lifetime 2040 Fund	2019	2018
OPERATIONS:
Net investment income	$1,542,102	$1,327,801
Net realized gain	2,933,416	8,076,234
Net change in unrealized appreciation (depreciation)	7,584,714	(12,940,160)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,060,232	(3,536,125)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(5,733,430)	(6,990,935)
Service Class	(427,997)	(664,980)
Class L	(2,267)	(2,885)
From Net Investment Income and Net Realized Gains	(6,163,694)	(7,658,800)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,554,103	7,089,299
Service Class	854,389	2,099,910
Shares issued in reinvestment of distributions
Investor Class	5,733,430	6,990,935
Service Class	427,997	664,980
Class L	2,267	2,885
Shares redeemed
Investor Class	(4,467,570)	(34,580,878)
Service Class	(1,699,758)	(2,900,814)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,404,858	(20,633,683)
Total Increase (Decrease) in Net Assets	13,301,396	(31,828,608)
NET ASSETS:
Beginning of year	55,436,333	87,264,941
End of year	$68,737,729	$55,436,333
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	534,417	512,321
Service Class	69,407	154,472
Shares issued in reinvestment of distributions
Investor Class	478,907	583,892
Service Class	35,649	54,991
Class L	188	239
Shares redeemed
Investor Class	(365,637)	(2,384,577)
Service Class	(138,760)	(210,956)
Net Increase (Decrease)	614,171	(1,289,618)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Lifetime 2045 Fund	2019	2018
OPERATIONS:
Net investment income	$653,818	$602,699
Net realized gain	1,434,748	3,762,093
Net change in unrealized appreciation (depreciation)	3,408,530	(6,541,767)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,497,096	(2,176,975)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(2,029,137)	(1,994,664)
Service Class	(993,033)	(1,482,793)
Class L	(3,089)	(3,225)
From Net Investment Income and Net Realized Gains	(3,025,259)	(3,480,682)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,994,561	4,708,003
Service Class	2,287,266	2,884,957
Shares issued in reinvestment of distributions
Investor Class	2,029,137	1,994,664
Service Class	993,033	1,482,793
Class L	3,089	3,225
Shares redeemed
Investor Class	(2,532,564)	(7,209,588)
Service Class	(5,056,509)	(6,209,855)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,718,013	(2,345,801)
Total Increase (Decrease) in Net Assets	4,189,850	(8,003,458)
NET ASSETS:
Beginning of year	24,990,561	32,994,019
End of year	$29,180,411	$24,990,561
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	344,681	362,735
Service Class	201,225	219,451
Shares issued in reinvestment of distributions
Investor Class	184,629	172,812
Service Class	91,417	127,544
Class L	338	328
Shares redeemed
Investor Class	(217,952)	(530,080)
Service Class	(438,899)	(474,385)
Net Increase (Decrease)	165,439	(121,595)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Lifetime 2050 Fund	2019	2018
OPERATIONS:
Net investment income	$524,610	$419,164
Net realized gain	1,142,353	2,713,519
Net change in unrealized appreciation (depreciation)	2,509,960	(4,550,503)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,176,923	(1,417,820)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,959,131)	(2,106,633)
Service Class	(189,030)	(275,658)
Class L	(3,129)	(3,722)
From Net Investment Income and Net Realized Gains	(2,151,290)	(2,386,013)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	4,341,503	3,678,353
Service Class	982,639	1,066,346
Shares issued in reinvestment of distributions
Investor Class	1,959,131	2,106,633
Service Class	189,030	275,658
Class L	3,129	3,722
Shares redeemed
Investor Class	(2,578,141)	(8,421,466)
Service Class	(1,469,941)	(1,368,516)
Class L	(35)	(35)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,427,315	(2,659,305)
Total Increase (Decrease) in Net Assets	5,452,948	(6,463,138)
NET ASSETS:
Beginning of year	17,494,439	23,957,577
End of year	$22,947,387	$17,494,439
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	350,853	262,952
Service Class	80,079	76,280
Shares issued in reinvestment of distributions
Investor Class	162,643	175,857
Service Class	15,681	22,804
Class L	259	309
Shares redeemed
Investor Class	(208,740)	(572,391)
Service Class	(117,422)	(97,135)
Class L	(3)	(2)
Net Increase (Decrease)	283,350	(131,326)
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2019 and 2018
Great-West SecureFoundation® Lifetime 2055 Fund	2019	2018
OPERATIONS:
Net investment income	$274,536	$197,315
Net realized gain	601,015	1,242,065
Net change in unrealized appreciation (depreciation)	1,231,018	(2,205,331)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,106,569	(765,951)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(827,123)	(679,131)
Service Class	(252,874)	(325,588)
Class L	(2,797)	(2,980)
From Net Investment Income and Net Realized Gains	(1,082,794)	(1,007,699)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,811,860	2,729,777
Service Class	834,299	1,455,876
Shares issued in reinvestment of distributions
Investor Class	827,123	679,131
Service Class	252,874	325,588
Class L	2,797	2,980
Shares redeemed
Investor Class	(1,518,631)	(2,286,397)
Service Class	(1,348,343)	(1,598,115)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,861,979	1,308,840
Total Increase (Decrease) in Net Assets	3,885,754	(464,810)
NET ASSETS:
Beginning of year	8,389,982	8,854,792
End of year	$12,275,736	$8,389,982
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	318,628	204,375
Service Class	69,334	108,455
Shares issued in reinvestment of distributions
Investor Class	70,596	58,996
Service Class	21,473	27,839
Class L	286	302
Shares redeemed
Investor Class	(125,844)	(163,508)
Service Class	(111,546)	(117,881)
Net Increase	242,927	118,578
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended December 31, 2019
Great-West SecureFoundation® Lifetime 2060 Fund	2019 (a)
OPERATIONS:
Net investment income	$705
Net realized loss	(232)
Net change in unrealized appreciation	88
Net Increase in Net Assets Resulting from Operations	561
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(266)
Service Class	(256)
Class L	(183)
From Net Investment Income and Net Realized Gains	(705)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,463
Service Class	10,000
Class L	100,479
Shares issued in reinvestment of distributions
Investor Class	266
Service Class	256
Class L	183
Shares redeemed
Class L	(88,040)
Net Increase in Net Assets Resulting from Capital Share Transactions	33,607
Total Increase in Net Assets	33,463
NET ASSETS:
Beginning of Period	0
End of Period	$33,463
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,043
Service Class	1,001
Class L	10,020
Shares issued in reinvestment of distributions
Investor Class	26
Service Class	24
Class L	18
Shares redeemed
Class L	(8,973)
Net Increase	3,159
(a) Fund commenced operations on May 02, 2019.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019	$10.81	0.27	1.54	1.81	(0.27)	(0.68)	(0.95)	$11.67	16.92%
12/31/2018	$12.68	0.27	(0.91)	(0.64)	(0.28)	(0.95)	(1.23)	$10.81	(5.23%)
12/31/2017	$11.73	0.25	1.23	1.48	(0.26)	(0.27)	(0.53)	$12.68	12.67%
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
12/31/2015	$11.89	0.25	(0.32)	(0.07)	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
Service Class
12/31/2019	$10.86	0.25	1.55	1.80	(0.25)	(0.68)	(0.93)	$11.73	16.85%
12/31/2018	$12.72	0.26	(0.91)	(0.65)	(0.26)	(0.95)	(1.21)	$10.86	(5.37%)
12/31/2017	$11.74	0.23	1.25	1.48	(0.23)	(0.27)	(0.50)	$12.72	12.71%
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
12/31/2015	$11.90	0.20	(0.28)	(0.08)	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
Class L
12/31/2019	$10.92	0.25	1.54	1.79	(0.23)	(0.68)	(0.91)	$11.80	16.66%
12/31/2018	$12.78	0.25	(0.92)	(0.67)	(0.24)	(0.95)	(1.19)	$10.92	(5.50%)
12/31/2017	$11.80	0.22	1.24	1.46	(0.21)	(0.27)	(0.48)	$12.78	12.44%
12/31/2016	$11.43	0.23	0.59	0.82	(0.21)	(0.24)	(0.45)	$11.80	7.20%
12/31/2015	$11.94	0.19	(0.29)	(0.10)	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$43,141	0.47%	0.43%	2.31%	20%
12/31/2018	$39,310	0.47%	0.43%	2.14%	22%
12/31/2017	$69,396	0.47%	0.44%	2.05%	15%
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
12/31/2015	$57,682	0.42%	0.39%	2.10%	17% (g)
Service Class
12/31/2019	$ 7,445	0.57%	0.53%	2.17%	20%
12/31/2018	$ 7,564	0.57%	0.53%	2.04%	22%
12/31/2017	$ 9,596	0.57%	0.54%	1.86%	15%
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%
12/31/2015	$ 8,102	0.45%	0.44%	1.63%	17% (g)
Class L
12/31/2019	$ 2,431	0.72%	0.68%	2.10%	20%
12/31/2018	$ 1,889	0.72%	0.68%	2.03%	22%
12/31/2017	$ 1,994	0.72%	0.69%	1.78%	15%
12/31/2016	$ 1,913	0.72%	0.69%	1.98%	21%
12/31/2015	$ 750	0.61%	0.58%	1.56%	17% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019	$10.03	0.25	1.41	1.66	(0.25)	(0.72)	(0.97)	$10.72	16.95%
12/31/2018	$11.76	0.27	(0.86)	(0.59)	(0.27)	(0.87)	(1.14)	$10.03	(5.27%)
12/31/2017	$10.98	0.24	1.15	1.39	(0.25)	(0.36)	(0.61)	$11.76	12.73%
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
12/31/2015	$11.85	0.21	(0.28)	(0.07)	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
Service Class
12/31/2019	$10.18	0.22	1.46	1.68	(0.22)	(0.72)	(0.94)	$10.92	16.88%
12/31/2018	$11.90	0.23	(0.85)	(0.62)	(0.23)	(0.87)	(1.10)	$10.18	(5.43%)
12/31/2017	$11.08	0.22	1.18	1.40	(0.22)	(0.36)	(0.58)	$11.90	12.74%
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
12/31/2015	$11.93	0.19	(0.27)	(0.08)	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
Class L
12/31/2019	$ 8.76	0.22	1.21	1.43	(0.24)	(0.72)	(0.96)	$ 9.23	16.71%
12/31/2018	$10.43	0.23	(0.78)	(0.55)	(0.25)	(0.87)	(1.12)	$ 8.76	(5.56%)
12/31/2017	$ 9.80	0.19	1.02	1.21	(0.22)	(0.36)	(0.58)	$10.43	12.45%
12/31/2016	$ 9.77	0.17	0.52	0.69	(0.20)	(0.46)	(0.66)	$ 9.80	7.15%
12/31/2015	$10.75	0.20	(0.29)	(0.09)	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$33,487	0.47%	0.43%	2.31%	19%
12/31/2018	$29,639	0.47%	0.43%	2.33%	33%
12/31/2017	$38,911	0.47%	0.44%	2.10%	25%
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
12/31/2015	$26,126	0.36%	0.34%	1.76%	22% (g)
Service Class
12/31/2019	$22,522	0.57%	0.53%	1.97%	19%
12/31/2018	$28,115	0.57%	0.53%	1.92%	33%
12/31/2017	$41,911	0.57%	0.54%	1.85%	25%
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%
12/31/2015	$43,458	0.45%	0.44%	1.61%	22% (g)
Class L
12/31/2019	$ 3,036	0.72%	0.68%	2.30%	19%
12/31/2018	$ 2,298	0.72%	0.68%	2.26%	33%
12/31/2017	$ 1,445	0.72%	0.68%	1.86%	25%
12/31/2016	$ 1,106	0.72%	0.69%	1.74%	23%
12/31/2015	$ 1,076	0.65%	0.63%	1.90%	22% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019	$11.29	0.28	1.67	1.95	(0.28)	(0.71)	(0.99)	$12.25	17.58%
12/31/2018	$13.37	0.29	(1.00)	(0.71)	(0.29)	(1.08)	(1.37)	$11.29	(5.56%)
12/31/2017	$12.20	0.27	1.46	1.73	(0.27)	(0.29)	(0.56)	$13.37	14.32%
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
12/31/2015	$12.35	0.26	(0.38)	(0.12)	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
Service Class
12/31/2019	$11.35	0.28	1.67	1.95	(0.26)	(0.71)	(0.97)	$12.33	17.41%
12/31/2018	$13.43	0.28	(1.01)	(0.73)	(0.27)	(1.08)	(1.35)	$11.35	(5.61%)
12/31/2017	$12.24	0.25	1.48	1.73	(0.25)	(0.29)	(0.54)	$13.43	14.24%
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
12/31/2015	$12.37	0.22	(0.35)	(0.13)	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
Class L
12/31/2019	$11.47	0.26	1.69	1.95	(0.24)	(0.71)	(0.95)	$12.47	17.32%
12/31/2018	$13.55	0.25	(1.01)	(0.76)	(0.24)	(1.08)	(1.32)	$11.47	(5.87%)
12/31/2017	$12.32	0.21	1.52	1.73	(0.21)	(0.29)	(0.50)	$13.55	14.17%
12/31/2016	$11.86	0.23	0.71	0.94	(0.21)	(0.27)	(0.48)	$12.32	7.99%
12/31/2015	$12.43	0.18	(0.32)	(0.14)	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$ 74,921	0.47%	0.43%	2.34%	16%
12/31/2018	$ 65,188	0.47%	0.44%	2.23%	30%
12/31/2017	$103,562	0.47%	0.44%	2.10%	11%
12/31/2016	$ 88,168	0.47%	0.45%	2.06%	18%
12/31/2015	$ 77,847	0.41%	0.39%	2.08%	15% (g)
Service Class
12/31/2019	$ 8,821	0.57%	0.53%	2.27%	16%
12/31/2018	$ 8,063	0.57%	0.54%	2.13%	30%
12/31/2017	$ 8,856	0.57%	0.54%	1.94%	11%
12/31/2016	$ 8,973	0.57%	0.55%	1.81%	18%
12/31/2015	$ 9,308	0.46%	0.44%	1.76%	15% (g)
Class L
12/31/2019	$ 89	0.72%	0.62%	2.10%	16%
12/31/2018	$ 80	0.71%	0.63%	1.85%	30%
12/31/2017	$ 85	0.72%	0.65%	1.61%	11%
12/31/2016	$ 155	0.72%	0.67%	1.87%	18%
12/31/2015	$ 140	0.60%	0.56%	1.46%	15% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019	$10.54	0.28	1.75	2.03	(0.27)	(0.83)	(1.10)	$11.47	19.67%
12/31/2018	$12.94	0.29	(1.14)	(0.85)	(0.29)	(1.26)	(1.55)	$10.54	(6.82%)
12/31/2017	$11.70	0.27	1.67	1.94	(0.27)	(0.43)	(0.70)	$12.94	16.80%
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
12/31/2015	$12.64	0.22	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
Service Class
12/31/2019	$10.70	0.24	1.81	2.05	(0.24)	(0.83)	(1.07)	$11.68	19.53%
12/31/2018	$13.08	0.24	(1.11)	(0.87)	(0.25)	(1.26)	(1.51)	$10.70	(6.88%)
12/31/2017	$11.81	0.23	1.71	1.94	(0.24)	(0.43)	(0.67)	$13.08	16.60%
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
12/31/2015	$12.72	0.20	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
Class L
12/31/2019	$ 9.11	0.23	1.50	1.73	(0.27)	(0.83)	(1.10)	$ 9.74	19.59%
12/31/2018	$11.37	0.18	(0.93)	(0.75)	(0.25)	(1.26)	(1.51)	$ 9.11	(6.97%)
12/31/2017	$10.37	0.23	1.47	1.70	(0.27)	(0.43)	(0.70)	$11.37	16.63%
12/31/2016	$10.38	0.21	0.73	0.94	(0.25)	(0.70)	(0.95)	$10.37	9.19%
12/31/2015	$11.41	0.18	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$41,090	0.47%	0.44%	2.43%	24%
12/31/2018	$33,083	0.47%	0.44%	2.31%	32%
12/31/2017	$46,119	0.47%	0.45%	2.15%	22%
12/31/2016	$38,286	0.47%	0.45%	2.08%	26%
12/31/2015	$33,646	0.36%	0.34%	1.70%	17% (g)
Service Class
12/31/2019	$13,860	0.57%	0.54%	2.04%	24%
12/31/2018	$16,083	0.57%	0.54%	1.88%	32%
12/31/2017	$23,751	0.57%	0.55%	1.78%	22%
12/31/2016	$27,995	0.57%	0.55%	1.84%	26%
12/31/2015	$30,846	0.45%	0.44%	1.56%	17% (g)
Class L
12/31/2019	$ 31	0.72%	0.50%	2.34%	24%
12/31/2018	$ 26	0.68%	0.54%	1.62%	32%
12/31/2017	$ 28	0.72%	0.54%	2.04%	22%
12/31/2016	$ 24	0.72%	0.52%	1.99%	26%
12/31/2015	$ 22	0.59%	0.40%	1.61%	17% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019	$11.20	0.30	2.07	2.37	(0.29)	(0.92)	(1.21)	$12.36	21.62%
12/31/2018	$13.99	0.31	(1.36)	(1.05)	(0.30)	(1.44)	(1.74)	$11.20	(7.86%)
12/31/2017	$12.35	0.29	1.99	2.28	(0.29)	(0.35)	(0.64)	$13.99	18.60%
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
12/31/2015	$12.48	0.27	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
Service Class
12/31/2019	$11.24	0.27	2.08	2.35	(0.26)	(0.92)	(1.18)	$12.41	21.40%
12/31/2018	$14.02	0.28	(1.35)	(1.07)	(0.27)	(1.44)	(1.71)	$11.24	(7.96%)
12/31/2017	$12.35	0.24	2.03	2.27	(0.25)	(0.35)	(0.60)	$14.02	18.54%
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
12/31/2015	$12.47	0.20	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
Class L
12/31/2019	$11.31	0.30	2.07	2.37	(0.28)	(0.92)	(1.20)	$12.48	21.45%
12/31/2018	$14.12	0.31	(1.38)	(1.07)	(0.30)	(1.44)	(1.74)	$11.31	(7.94%)
12/31/2017	$12.46	0.29	2.01	2.30	(0.29)	(0.35)	(0.64)	$14.12	18.57%
12/31/2016	$11.89	0.25	0.93	1.18	(0.26)	(0.35)	(0.61)	$12.46	10.04%
12/31/2015	$12.57	0.21	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$63,998	0.47%	0.44%	2.48%	10%
12/31/2018	$50,767	0.47%	0.45%	2.21%	28%
12/31/2017	$81,424	0.47%	0.45%	2.19%	11%
12/31/2016	$66,284	0.47%	0.45%	2.12%	15%
12/31/2015	$57,399	0.42%	0.40%	2.15%	13% (g)
Service Class
12/31/2019	$ 4,715	0.57%	0.54%	2.23%	10%
12/31/2018	$ 4,648	0.57%	0.55%	1.99%	28%
12/31/2017	$ 5,818	0.57%	0.55%	1.83%	11%
12/31/2016	$ 6,654	0.57%	0.55%	1.99%	15%
12/31/2015	$ 6,122	0.46%	0.44%	1.62%	13% (g)
Class L
12/31/2019	$ 25	0.72%	0.46%	2.43%	10%
12/31/2018	$ 21	0.67%	0.46%	2.22%	28%
12/31/2017	$ 23	0.72%	0.49%	2.12%	11%
12/31/2016	$ 19	0.72%	0.46%	2.08%	15%
12/31/2015	$ 17	0.60%	0.34%	1.64%	13% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019	$10.58	0.29	2.03	2.32	(0.25)	(1.08)	(1.33)	$11.57	22.76%
12/31/2018	$13.29	0.31	(1.38)	(1.07)	(0.33)	(1.31)	(1.64)	$10.58	(8.74%)
12/31/2017	$11.75	0.29	1.98	2.27	(0.22)	(0.51)	(0.73)	$13.29	19.65%
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
12/31/2015	$12.60	0.22	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
Service Class
12/31/2019	$10.55	0.25	2.05	2.30	(0.32)	(1.08)	(1.40)	$11.45	22.66%
12/31/2018	$13.24	0.24	(1.33)	(1.09)	(0.29)	(1.31)	(1.60)	$10.55	(8.84%)
12/31/2017	$11.74	0.24	2.02	2.26	(0.25)	(0.51)	(0.76)	$13.24	19.63%
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
12/31/2015	$12.59	0.20	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
Class L
12/31/2019	$ 8.96	0.24	1.71	1.95	(0.23)	(1.08)	(1.31)	$ 9.60	22.77%
12/31/2018	$11.44	0.25	(1.17)	(0.92)	(0.25)	(1.31)	(1.56)	$ 8.96	(8.77%)
12/31/2017	$10.20	0.06	1.89	1.95	(0.20)	(0.51)	(0.71)	$11.44	19.51%
12/31/2016	$10.07	0.20	0.81	1.01	(0.06)	(0.82)	(0.88)	$10.20	10.20%
12/31/2015	$11.18	0.18	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$19,953	0.47%	0.44%	2.55%	26%
12/31/2018	$14,948	0.47%	0.45%	2.38%	36%
12/31/2017	$18,708	0.47%	0.45%	2.25%	23%
12/31/2016	$14,328	0.47%	0.45%	2.17%	27%
12/31/2015	$11,695	0.36%	0.34%	1.74%	15% (g)
Service Class
12/31/2019	$ 9,202	0.57%	0.54%	2.22%	26%
12/31/2018	$10,022	0.57%	0.55%	1.84%	36%
12/31/2017	$14,264	0.57%	0.55%	1.91%	23%
12/31/2016	$14,465	0.57%	0.55%	1.89%	27%
12/31/2015	$14,883	0.45%	0.44%	1.57%	15% (g)
Class L
12/31/2019	$ 25	0.72%	0.44%	2.48%	26%
12/31/2018	$ 21	0.67%	0.46%	2.20%	36%
12/31/2017	$ 23	0.72%	0.65%	0.57%	23%
12/31/2016	$ 95	0.72%	0.65%	1.93%	27%
12/31/2015	$ 17	0.60%	0.33%	1.64%	15% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019	$11.21	0.32	2.20	2.52	(0.29)	(0.99)	(1.28)	$12.45	23.08%
12/31/2018	$14.17	0.32	(1.55)	(1.23)	(0.30)	(1.43)	(1.73)	$11.21	(9.05%)
12/31/2017	$12.38	0.31	2.16	2.47	(0.29)	(0.39)	(0.68)	$14.17	20.14%
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
12/31/2015	$12.55	0.24	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
Service Class
12/31/2019	$11.23	0.27	2.23	2.50	(0.26)	(0.99)	(1.25)	$12.48	22.84%
12/31/2018	$14.16	0.27	(1.50)	(1.23)	(0.27)	(1.43)	(1.70)	$11.23	(9.06%)
12/31/2017	$12.36	0.26	2.19	2.45	(0.26)	(0.39)	(0.65)	$14.16	20.00%
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
12/31/2015	$12.52	0.20	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
Class L
12/31/2019	$11.27	0.30	2.21	2.51	(0.28)	(0.99)	(1.27)	$12.51	22.92%
12/31/2018	$14.23	0.30	(1.54)	(1.24)	(0.29)	(1.43)	(1.72)	$11.27	(9.20%)
12/31/2017	$12.43	0.28	2.19	2.47	(0.28)	(0.39)	(0.67)	$14.23	20.01%
12/31/2016	$11.83	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.43	10.39%
12/31/2015	$12.60	0.21	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$21,004	0.47%	0.44%	2.59%	17%
12/31/2018	$15,506	0.47%	0.45%	2.30%	37%
12/31/2017	$21,481	0.47%	0.45%	2.26%	15%
12/31/2016	$16,322	0.47%	0.45%	2.28%	13%
12/31/2015	$12,130	0.39%	0.36%	1.93%	13% (g)
Service Class
12/31/2019	$ 1,910	0.57%	0.54%	2.20%	17%
12/31/2018	$ 1,962	0.57%	0.55%	1.91%	37%
12/31/2017	$ 2,446	0.57%	0.54%	1.93%	15%
12/31/2016	$ 2,453	0.57%	0.55%	2.11%	13%
12/31/2015	$ 1,895	0.46%	0.44%	1.61%	13% (g)
Class L
12/31/2019	$ 33	0.72%	0.51%	2.43%	17%
12/31/2018	$ 27	0.68%	0.51%	2.15%	37%
12/31/2017	$ 30	0.72%	0.53%	2.10%	15%
12/31/2016	$ 25	0.72%	0.50%	2.22%	13%
12/31/2015	$ 17	0.60%	0.34%	1.62%	13% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019	$10.86	0.33	2.10	2.43	(0.29)	(0.92)	(1.21)	$12.08	23.05%
12/31/2018	$13.55	0.34	(1.53)	(1.19)	(0.30)	(1.20)	(1.50)	$10.86	(9.22%)
12/31/2017	$11.80	0.32	2.06	2.38	(0.29)	(0.34)	(0.63)	$13.55	20.34%
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
12/31/2015	$12.48	0.24	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
Service Class
12/31/2019	$10.92	0.27	2.17	2.44	(0.26)	(0.92)	(1.18)	$12.18	22.98%
12/31/2018	$13.59	0.27	(1.48)	(1.21)	(0.26)	(1.20)	(1.46)	$10.92	(9.32%)
12/31/2017	$11.82	0.27	2.10	2.37	(0.26)	(0.34)	(0.60)	$13.59	20.23%
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
12/31/2015	$12.47	0.20	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
Class L
12/31/2019	$ 9.18	0.25	1.79	2.04	(0.29)	(0.92)	(1.21)	$10.01	22.91%
12/31/2018	$11.71	0.25	(1.28)	(1.03)	(0.30)	(1.20)	(1.50)	$ 9.18	(9.23%)
12/31/2017	$10.28	0.24	1.82	2.06	(0.29)	(0.34)	(0.63)	$11.71	20.25%
12/31/2016	$10.07	0.22	0.81	1.03	(0.26)	(0.56)	(0.82)	$10.28	10.46%
12/31/2015	$11.08	0.18	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2019	$9,576	0.47%	0.44%	2.78%	22%
12/31/2018	$5,745	0.47%	0.44%	2.55%	39%
12/31/2017	$5,817	0.47%	0.44%	2.46%	20%
12/31/2016	$3,441	0.47%	0.45%	2.42%	32%
12/31/2015	$2,118	0.37%	0.35%	1.92%	15% (g)
Service Class
12/31/2019	$2,674	0.57%	0.54%	2.25%	22%
12/31/2018	$2,624	0.57%	0.54%	1.97%	39%
12/31/2017	$3,015	0.57%	0.54%	2.07%	20%
12/31/2016	$2,480	0.57%	0.55%	1.83%	32%
12/31/2015	$2,566	0.46%	0.44%	1.63%	15% (g)
Class L
12/31/2019	$ 25	0.72%	0.45%	2.49%	22%
12/31/2018	$ 21	0.65%	0.44%	2.21%	39%
12/31/2017	$ 23	0.72%	0.50%	2.13%	20%
12/31/2016	$ 19	0.72%	0.45%	2.10%	32%
12/31/2015	$ 17	0.58%	0.33%	1.62%	15% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2019 (e)	$10.00	0.26	0.57	0.83	(0.26)	-	(0.26)	$10.57	8.32% (f)
Service Class
12/31/2019 (e)	$10.00	0.26	0.56	0.82	(0.25)	-	(0.25)	$10.57	8.30% (f)
Class L
12/31/2019 (e)	$10.00	0.07	0.74	0.81	(0.18)	-	(0.18)	$10.63	8.12% (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2019 (e)	$11	0.47% (i)	0.46% (i)	3.89% (i)	169% (f)
Service Class
12/31/2019 (e)	$11	0.57% (i)	0.47% (i)	3.81% (i)	169% (f)
Class L
12/31/2019 (e)	$11	0.72% (i)	0.62% (i)	1.01% (i)	169% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, the return shown would have been lower.
(e)	Fund commenced operations on May 2, 2019.
(f)	Not annualized for periods less than one full year.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2019

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, the Great-West SecureFoundation® Lifetime 2055 Fund, and the Great-West SecureFoundation® Lifetime 2060 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees and to plan sponsors of qualified retirement plans.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Investor Class, Service Class and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Annual Report - December 31, 2019

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by GWL&A (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2019, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2019 and 2018 were as follows:
Great-West SecureFoundation® Lifetime 2020 Fund
	2019	2018
Ordinary income	$1,160,885	$1,155,387
Long-term capital gain	2,914,669	3,979,313
	$4,075,554	$5,134,700

Annual Report - December 31, 2019

Great-West SecureFoundation® Lifetime 2025 Fund
	2019	2018
Ordinary income	$1,303,297	$1,415,951
Long-term capital gain	3,926,273	4,847,134
	$5,229,570	$6,263,085
Great-West SecureFoundation® Lifetime 2030 Fund
	2019	2018
Ordinary income	$1,806,777	$1,697,899
Long-term capital gain	4,451,553	6,392,194
	$6,258,330	$8,090,093
Great-West SecureFoundation® Lifetime 2035 Fund
	2019	2018
Ordinary income	$1,203,360	$1,144,738
Long-term capital gain	3,706,839	5,291,354
	$4,910,199	$6,436,092
Great-West SecureFoundation® Lifetime 2040 Fund
	2019	2018
Ordinary income	$1,516,822	$1,302,553
Long-term capital gain	4,646,872	6,356,247
	$6,163,694	$7,658,800
Great-West SecureFoundation® Lifetime 2045 Fund
	2019	2018
Ordinary income	$604,588	$648,601
Long-term capital gain	2,420,671	2,832,081
	$3,025,259	$3,480,682
Great-West SecureFoundation® Lifetime 2050 Fund
	2019	2018
Ordinary income	$515,356	$409,908
Long-term capital gain	1,635,934	1,976,105
	$2,151,290	$2,386,013
Great-West SecureFoundation® Lifetime 2055 Fund
	2019	2018
Ordinary income	$270,110	$192,931
Long-term capital gain	812,684	814,768
	$1,082,794	$1,007,699
Great-West SecureFoundation® Lifetime 2060 Fund
2019
Ordinary income	$705
$705

Annual Report - December 31, 2019

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2019, the components of distributable earnings on a tax basis were as follows:
Great-West SecureFoundation® Lifetime 2020 Fund
Undistributed net investment income	$13,729
Undistributed long-term capital gains	1,784,441
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(345,373)
Tax composition of capital	$1,452,797
Great-West SecureFoundation® Lifetime 2025 Fund
Undistributed net investment income	$17,649
Undistributed long-term capital gains	2,012,706
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(904,864)
Tax composition of capital	$1,125,491
Great-West SecureFoundation® Lifetime 2030 Fund
Undistributed net investment income	$21,721
Undistributed long-term capital gains	2,632,260
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(6,011)
Tax composition of capital	$2,647,970
Great-West SecureFoundation® Lifetime 2035 Fund
Undistributed net investment income	$19,419
Undistributed long-term capital gains	2,110,216
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(366,997)
Tax composition of capital	$1,762,638
Great-West SecureFoundation® Lifetime 2040 Fund
Undistributed net investment income	$25,281
Undistributed long-term capital gains	2,841,793
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(258,279)
Tax composition of capital	$2,608,795

Annual Report - December 31, 2019

Great-West SecureFoundation® Lifetime 2045 Fund
Undistributed net investment income	$506,143
Undistributed long-term capital gains	1,346,288
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(619,980)
Tax composition of capital	$1,232,451
Great-West SecureFoundation® Lifetime 2050 Fund
Undistributed net investment income	$9,255
Undistributed long-term capital gains	1,059,388
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(278,793)
Tax composition of capital	$789,850
Great-West SecureFoundation® Lifetime 2055 Fund
Undistributed net investment income	$4,426
Undistributed long-term capital gains	549,226
Capital loss carryforwards	—
Post-October losses	—
Net unrealized depreciation	(334,768)
Tax composition of capital	$218,884
Great-West SecureFoundation® Lifetime 2060 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	(209)
Post-October losses	—
Net unrealized appreciation	65
Tax composition of capital	$(144)
At December 31, 2019, the Great-West SecureFoundation® Lifetime 2060 Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2019, the Fund did not utilize any capital loss carryforwards. Details of the capital loss carryforwards as of December 31, 2019, were as follows:
No Expiration	$(209)
Total	(209)

Annual Report - December 31, 2019

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2019 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West SecureFoundation® Lifetime 2020 Fund	$53,382,793	$998,738	$(1,344,111)	$(345,373)
Great-West SecureFoundation® Lifetime 2025 Fund	59,975,581	1,055,100	(1,959,964)	(904,864)
Great-West SecureFoundation® Lifetime 2030 Fund	83,869,262	2,138,280	(2,144,291)	(6,011)
Great-West SecureFoundation® Lifetime 2035 Fund	55,370,867	1,468,578	(1,835,575)	(366,997)
Great-West SecureFoundation® Lifetime 2040 Fund	69,022,698	2,107,322	(2,365,601)	(258,279)
Great-West SecureFoundation® Lifetime 2045 Fund	29,812,333	698,788	(1,318,768)	(619,980)
Great-West SecureFoundation® Lifetime 2050 Fund	23,235,186	687,890	(966,683)	(278,793)
Great-West SecureFoundation® Lifetime 2055 Fund	12,615,378	372,559	(707,327)	(334,768)
Great-West SecureFoundation® Lifetime 2060 Fund	33,411	415	(350)	65
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $975,000 for the year ended December 31, 2019.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

Annual Report - December 31, 2019

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2019, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,907,714	$17,405,446	$3,854,428	$3,221,671	$ (21,002)	$ 981,701	$ 534,070	$19,019,904	35.87%
					(21,002)	981,701	534,070	19,019,904	35.87
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	771,148	7,027,924	1,119,303	1,435,523	99,353	1,123,164	245,675	7,834,868	14.78
Great-West S&P 500® Index Fund Institutional Class	1,174,377	10,694,584	2,323,217	3,049,811	152,090	1,446,961	341,814	11,414,951	21.53
Great-West S&P Mid Cap 400® Index Fund Institutional Class	547,663	4,560,977	1,018,748	1,382,543	58,117	687,970	87,543	4,885,152	9.21
Great-West S&P Small Cap 600® Index Fund Institutional Class	379,447	2,791,607	827,914	1,022,885	(132,235)	412,376	54,588	3,009,012	5.68
					177,325	3,670,471	729,620	27,143,983	51.20
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,309,000	3,921,783	902,148	576,702	-	-	61,771	4,309,000	8.13
					0	0	61,771	4,309,000	8.13
				Total	$ 156,323	$4,652,172	$1,325,461	$50,472,887	95.20%
Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,123,057	$21,444,111	$4,201,761	$5,715,818	$ (65,471)	$1,236,821	$ 621,870	$21,166,875	35.85%
					(65,471)	1,236,821	621,870	21,166,875	35.85
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	858,268	8,641,432	1,343,833	2,364,414	371,027	1,099,148	274,594	8,719,999	14.77
Great-West S&P 500® Index Fund Institutional Class	1,307,020	13,149,510	2,567,761	4,738,288	264,737	1,725,254	391,507	12,704,237	21.52
Great-West S&P Mid Cap 400® Index Fund Institutional Class	609,219	5,603,447	996,301	2,065,419	7,784	899,906	100,542	5,434,235	9.20
Great-West S&P Small Cap 600® Index Fund Institutional Class	422,442	3,436,631	845,971	1,509,938	(229,058)	577,302	62,617	3,349,966	5.67
					414,490	4,301,610	829,260	30,208,437	51.16
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,794,908	4,839,297	908,731	1,026,389	-	-	73,269	4,794,908	8.12
					0	0	73,269	4,794,908	8.12
				Total	$ 349,019	$5,538,431	$1,524,399	$56,170,220	95.13%

Annual Report - December 31, 2019

Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,898,529	$23,975,774	$5,981,545	$2,371,716	$ (6,979)	$1,312,727	$ 772,305	$28,898,330	34.47%
					(6,979)	1,312,727	772,305	28,898,330	34.47
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,266,820	11,443,588	1,194,187	1,774,804	(26,003)	2,007,924	402,508	12,870,895	15.35
Great-West S&P 500® Index Fund Institutional Class	1,910,488	17,089,489	3,166,689	4,304,712	(67,799)	2,618,476	552,552	18,569,942	22.15
Great-West S&P Mid Cap 400® Index Fund Institutional Class	889,712	7,288,435	1,225,322	1,828,126	(67,117)	1,250,596	141,615	7,936,227	9.47
Great-West S&P Small Cap 600® Index Fund Institutional Class	626,357	4,613,872	1,094,058	1,356,933	(159,486)	616,014	90,409	4,967,011	5.92
					(320,405)	6,493,010	1,187,084	44,344,075	52.89
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,265,300	4,943,484	1,558,975	318,326	-	-	81,167	6,265,300	7.48
					0	0	81,167	6,265,300	7.48
				Total	$(327,384)	$7,805,737	$2,040,556	$79,507,705	94.84%
Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,411,334	$11,637,439	$4,351,627	$2,613,459	$ (46,864)	$ 695,390	$ 378,685	$14,070,997	25.59%
					(46,864)	695,390	378,685	14,070,997	25.59
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,025,235	9,347,304	1,539,282	2,043,520	45,175	1,573,321	325,894	10,416,387	18.95
Great-West S&P 500® Index Fund Institutional Class	1,464,445	13,318,269	2,836,429	3,870,996	35,819	1,950,707	430,265	14,234,409	25.89
Great-West S&P Mid Cap 400® Index Fund Institutional Class	683,255	5,680,533	1,199,325	1,676,755	23,833	891,529	110,374	6,094,632	11.08
Great-West S&P Small Cap 600® Index Fund Institutional Class	522,356	3,893,012	1,142,566	1,489,620	(214,744)	596,329	76,264	4,142,287	7.53
					(109,917)	5,011,886	942,797	34,887,715	63.45
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	2,411,317	1,885,844	825,004	330,955	-	-	31,424	2,411,317	4.39
					0	0	31,424	2,411,317	4.39
				Total	$(156,781)	$5,707,276	$1,352,906	$51,370,029	93.43%

Annual Report - December 31, 2019

Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,152,598	$ 8,489,775	$3,518,321	$1,001,326	$ 1,592	$ 484,633	$ 298,151	$11,491,403	16.72%
					1,592	484,633	298,151	11,491,403	16.72
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,511,192	12,210,664	1,665,184	715,681	(18,001)	2,193,536	480,068	15,353,703	22.34
Great-West S&P 500® Index Fund Institutional Class	2,050,395	16,648,490	3,038,873	2,251,714	(41,522)	2,494,192	586,257	19,929,841	28.99
Great-West S&P Mid Cap 400® Index Fund Institutional Class	953,638	7,090,042	1,200,376	1,070,279	(140,344)	1,286,312	150,263	8,506,451	12.38
Great-West S&P Small Cap 600® Index Fund Institutional Class	788,045	5,246,709	1,370,032	928,198	(68,561)	560,656	112,372	6,249,199	9.09
					(268,428)	6,534,696	1,328,960	50,039,194	72.80
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,492,076	1,032,492	531,646	90,375	-	-	18,313	1,492,076	2.17
					0	0	18,313	1,492,076	2.17
				Total	$(266,836)	$7,019,329	$1,645,424	$63,022,673	91.69%
Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	317,362	$2,531,389	$1,271,702	$ 788,191	$ (7,165)	$ 149,196	$ 83,301	$ 3,164,096	10.84%
					(7,165)	149,196	83,301	3,164,096	10.84
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	710,709	6,017,319	1,602,792	1,359,184	83,984	959,872	225,498	7,220,799	24.75
Great-West S&P 500® Index Fund Institutional Class	915,404	7,834,040	2,032,221	2,082,370	16,702	1,113,834	261,268	8,897,725	30.49
Great-West S&P Mid Cap 400® Index Fund Institutional Class	426,179	3,351,944	900,012	989,012	(5,294)	538,577	66,905	3,801,521	13.03
Great-West S&P Small Cap 600® Index Fund Institutional Class	379,430	2,642,626	973,958	1,007,584	(148,868)	399,883	53,810	3,008,883	10.31
					(53,476)	3,012,166	607,481	22,928,928	78.58
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	290,733	212,693	131,717	57,286	-	-	3,609	290,733	1.00
					0	0	3,609	290,733	1.00
				Total	$ (60,641)	$3,161,362	$694,391	$26,383,757	90.42%

Annual Report - December 31, 2019

Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	196,177	$1,459,420	$ 820,050	$ 413,406	$ (1,128)	$ 89,820	$ 51,705	$ 1,955,884	8.52%
					(1,128)	89,820	51,705	1,955,884	8.52
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	586,465	4,365,280	1,424,483	593,170	39,309	761,898	187,459	5,958,491	25.96
Great-West S&P 500® Index Fund Institutional Class	719,038	5,436,457	1,809,813	1,053,093	6,500	795,874	203,542	6,989,051	30.46
Great-West S&P Mid Cap 400® Index Fund Institutional Class	334,592	2,316,607	778,083	484,564	4,689	374,432	52,118	2,984,558	13.01
Great-West S&P Small Cap 600® Index Fund Institutional Class	319,812	1,968,883	879,590	581,657	(83,846)	269,295	44,967	2,536,111	11.05
					(33,348)	2,201,499	488,086	18,468,211	80.48
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	123,461	91,237	51,705	21,108	-	-	1,627	123,461	0.54
					0	0	1,627	123,461	0.54
				Total	$(34,476)	$2,291,319	$541,418	$20,547,556	89.54%
Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	96,869	$ 647,809	$ 477,559	$197,926	$ 1,778	$ 38,346	$ 24,362	$ 965,788	7.87%
					1,778	38,346	24,362	965,788	7.87
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	321,211	2,139,271	1,158,879	395,952	48,300	361,301	101,910	3,263,499	26.58
Great-West S&P 500® Index Fund Institutional Class	374,544	2,546,367	1,345,264	613,850	11,677	362,782	102,500	3,640,563	29.66
Great-West S&P Mid Cap 400® Index Fund Institutional Class	174,369	1,084,180	615,492	343,062	(19,181)	198,763	26,243	1,555,373	12.67
Great-West S&P Small Cap 600® Index Fund Institutional Class	178,532	984,341	682,383	408,448	(65,453)	157,486	24,262	1,415,762	11.53
					(24,657)	1,080,332	254,915	9,875,197	80.44
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	61,150	40,568	30,337	10,516	-	-	761	61,150	0.50
					0	0	761	61,150	0.50
				Total	$(22,879)	$1,118,678	$280,038	$10,902,135	88.81%

Annual Report - December 31, 2019

Great-West Securefoundation® Lifetime 2060 Fund(a)
Affiliate	Shares Held/ Account Balance 12/31/2019	Value 12/31/2018	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2019	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	251	$-	$ 9,333	$ 6,849	$ 277	$ 16	$ 52	$ 2,500	7.47%
					277	16	52	2,500	7.47
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	892	-	32,235	23,468	(480)	293	283	9,060	27.07
Great-West S&P 500® Index Fund Institutional Class	990	-	36,666	26,757	(177)	(279)	278	9,630	28.78
Great-West S&P Mid Cap 400® Index Fund Institutional Class	459	-	15,562	11,458	(358)	(10)	71	4,094	12.23
Great-West S&P Small Cap 600® Index Fund Institutional Class	502	-	15,140	11,105	(403)	(53)	70	3,982	11.90
					(1,418)	(49)	702	26,766	79.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	156	-	579	425	-	-	2	156	0.47
					0	0	2	156	0.47
				Total	$(1,141)	$ (33)	$756	$29,422	87.92%
(a) Fund commenced operations on May 2, 2019.
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2020 Fund	$10,526,682	$11,495,184
Great-West SecureFoundation® Lifetime 2025 Fund	11,474,868	18,863,852
Great-West SecureFoundation® Lifetime 2030 Fund	14,850,173	12,489,680
Great-West SecureFoundation® Lifetime 2035 Fund	12,663,094	12,942,933
Great-West SecureFoundation® Lifetime 2040 Fund	12,254,177	6,420,876
Great-West SecureFoundation® Lifetime 2045 Fund	7,698,451	6,969,241
Great-West SecureFoundation® Lifetime 2050 Fund	6,446,361	3,536,462
Great-West SecureFoundation® Lifetime 2055 Fund	4,877,516	2,242,972
Great-West SecureFoundation® Lifetime 2060 Fund	124,213	89,037
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2019

5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2019

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund, Great-West SecureFoundation® Lifetime 2030 Fund, Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund, and Great-West SecureFoundation® Lifetime 2060 Fund, nine of the funds of Great-West Funds, Inc. (collectively, the “Funds”), as of December 31, 2019, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statements of Operation	Statements of Changes in Net Assets	Financial Highlights
Great-West SecureFoundation® Lifetime 2020 Fund, Great-West SecureFoundation® Lifetime 2025 Fund, Great-West SecureFoundation® Lifetime 2030 Fund, Great-West SecureFoundation® Lifetime 2035 Fund, Great-West SecureFoundation® Lifetime 2040 Fund, Great-West SecureFoundation® Lifetime 2045 Fund, Great-West SecureFoundation® Lifetime 2050 Fund, Great-West SecureFoundation® Lifetime 2055 Fund	For the year ended December 31, 2019	For each of the two years in the period ended December 31, 2019	For each of the five years in the period ended December 31, 2019
Great-West SecureFoundation® Lifetime 2060 Fund	For the period from May 2, 2019 (commencement of operations) to December 31, 2019	For the period from May 2, 2019 (commencement of operations) to December 31, 2019	For the period from May 2, 2019 (commencement of operations) to December 31, 2019

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 21, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West SecureFoundation® Lifetime 2020 Fund	$28,816	$331,261
Great-West SecureFoundation® Lifetime 2025 Fund	32,198	369,885
Great-West SecureFoundation® Lifetime 2030 Fund	47,726	547,875
Great-West SecureFoundation® Lifetime 2035 Fund	38,920	446,201
Great-West SecureFoundation® Lifetime 2040 Fund	58,417	667,656
Great-West SecureFoundation® Lifetime 2045 Fund	27,768	316,795
Great-West SecureFoundation® Lifetime 2050 Fund	23,161	263,763
Great-West SecureFoundation® Lifetime 2055 Fund	12,847	146,003
Great-West SecureFoundation® Lifetime 2060 Fund	36	412
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2019, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West SecureFoundation® Lifetime 2020 Fund	39%
Great-West SecureFoundation® Lifetime 2025 Fund	39%
Great-West SecureFoundation® Lifetime 2030 Fund	40%
Great-West SecureFoundation® Lifetime 2035 Fund	47%
Great-West SecureFoundation® Lifetime 2040 Fund	48%
Great-West SecureFoundation® Lifetime 2045 Fund	57%
Great-West SecureFoundation® Lifetime 2050 Fund	52%
Great-West SecureFoundation® Lifetime 2055 Fund	47%
Great-West SecureFoundation® Lifetime 2060 Fund	53%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 76	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC	66	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 76	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	66	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 65	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Enterprise Holdings, LLC	66	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 60	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Grand Junction Housing Authority and Counseling and Education Center	66	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 56	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	66	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC (“GWCM”) and Advised Assets Group, LLC (“AAG”); formerly, Vice President, Great-West Funds Investment Products	66	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 36	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Vice President, Great-West Funds Investment Products	66	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 63	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 45	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 52	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 33	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 44	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2020. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, the Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,059,880 for fiscal year 2018 and $1,122,930 for fiscal year 2019.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2018 and $60,000 for fiscal year 2019. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2018 and $0 for fiscal year 2019.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2018 equaled $1,167,000 and for fiscal year 2019 equaled $1,556,795.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 21, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 21, 2020